Operating Lease Agreements (Tables)	12 Months Ended
Dec. 31, 2012
Operating Lease Agreements [Abstract]
Schedule Of Future Minimum Rental Payments For Operating Leases

	Restaurants	Others	Total

2013	$133,183	$7,297	$140,480
2014	125,358	6,613	131,971
2015	116,120	6,174	122,294
2016	106,024	5,636	111,660
2017	95,574	5,583	101,157
Thereafter	389,302	11,508	400,810
Total minimum payments	$965,561	$42,811	$1,008,372

Schedule Of Details Of Rent Expense

	2012	2011	2010
Company-operated restaurants (i)	$140,014	$129,135	$100,986
Franchised restaurants (ii)	44,457	41,252	34,172
Total rent expense	$184,471	$170,387	$135,158

(i) Included within the caption "Occupancy and other operating expenses" in the consolidated statements of income.

(ii) Included within the caption "Franchised restaurants – occupancy expenses" in the consolidated statements of income.

Schedule Of Rent Expense

	2012	2011	2010
Minimum rentals	$117,006	$121,533	$98,307
Contingent rentals based on sales	67,465	48,854	36,851
Total rent expense	$184,471	$170,387	$135,158